Lease Obligations	12 Months Ended
Dec. 31, 2022
Lease Obligations [Abstract]
Lease Obligations
10.	Lease Obligations

Operating Leases

The Company leases certain office and warehouse facilities and warehouse equipment under various noncancelable operating leases. The Company is also committed under the terms of certain of these operating lease agreements to pay property taxes, insurance, utilities, and maintenance costs.

Most of the Company’s leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses a discount rate based on its incremental borrowing rate, which is determined using its credit rating and information available as of the commencement date. The Company’s operating lease agreements may include options to extend the lease term. The Company made an accounting policy election to exclude options that are not reasonably certain of exercise when determining the term of the borrowing in the assessment of the incremental borrowing rate. Additionally, the Company also made an accounting policy election to not separate lease and non-lease components of a contract, and to recognize the lease payments under short-term leases as an expense on a straight-line basis over the lease term without recognizing the lease liability and the right of use (“ROU”) lease asset.

The Company evaluates whether its contractual arrangements contain leases at the inception of such arrangements. Specifically, the Company considers whether it can control the underlying asset and have the right to obtain substantially all of the economic benefits or outputs from the assets. Substantially all of its leases are long-term operating leases with fixed payment terms. The Company does not have significant financing leases. Its ROU operating lease assets represent the right to use an underlying asset for the lease term, and its operating lease liabilities represent the obligation to make lease payments. ROU operating lease assets are recorded in other noncurrent assets in the consolidated balance sheet. Operating lease liabilities are recorded in other current liabilities or other noncurrent liabilities in the consolidated balance sheets based on their contractual due dates.

The Company’s operating lease liability is recognized as of the lease commencement date at the present value of the lease payments over the lease term. The Company’s ROU operating lease asset is recognized as of the lease commencement date at the amount of the corresponding lease liability, adjusted for prepaid lease payments, lease incentives received, and initial direct costs incurred. The Company evaluates its ROU lease assets for impairment consistent with its impairment of long-lived assets policy. See Note 3 — Summary of Significant Accounting Policies.

Operating lease expense is recognized on a straight-line basis over the lease term, and is included in selling, general, and administrative expenses in the consolidated statements of operations. Operating lease expense totaled $25.3 million, $20.1 million and $16.5 million, respectively, for the years ended December 31, 2022, 2021 and 2020. The Company has made an accounting policy election by underlying asset class to not apply the recognition requirements of ASC 842 to short-term leases. As a result, certain leases with a term of 12 months or less are not recorded on the balance sheet and expense is recognized on a straight-line basis over the lease term. Cash payments made for operating leases totaled $22.0 million, $17.7 million, and $14.5 million during years ended December 31, 2022, 2021, and 2020 respectively, which were included in cash flows from operating activities in the consolidated statement of cash flows. As of December 31, 2022 and 2021, the Company’s ROU operating lease assets were $84.2 million and $94.6 million, and its operating lease liabilities were $89.1 million and $98.9 million, of which $74.8 million and $84.3 million were classified as non-current, respectively. New ROU operating lease assets and liabilities entered into during 2022 were $7.5 million and $7.5 million, respectively. New or modified ROU operating lease assets and liabilities entered into during 2021 were $60.7 million and $60.7 million, respectively. The Company’s weighted average remaining lease term and the discount rate for its operating leases were approximately 5.99 years and 3.8% at December 31, 2022. The Company’s weighted average remaining lease term and the discount rate for its operating leases were approximately 6.86 years and 3.8% at December 31, 2021.

In January 2023, the Company extended one of its operating leases for an additional 10 years. Modified ROU operating lease assets and liabilities totaled $15.9 million and $15.9 million, respectively. Total future minimum lease payment is $21.2 million.

The Company has certain sublease arrangements for some of the leased office and warehouse facilities. Sublease rental income for the years ended December 31, 2022, 2021, and 2020 was immaterial.

The following table summarizes the future minimum rental payments under noncancelable operating lease arrangements in effect at December 31, 2022 (in thousands):

2023	$17,996
2024	16,887
2025	16,538
2026	14,307
2027	14,593
Thereafter	19,685
Total minimum payments	$100,006
Less: Imputed interest	10,903
Present value of lease liabilities	$89,103